Inventories	9 Months Ended
Sep. 30, 2023
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of September 30, 2023 and December 31, 2022, inventories were as follows:

	September 30, 2023		December 31, 2022
Refined and petrochemicals products	Ps.	46,776,548	Ps.	60,838,241
Products in transit	41,437,412		25,345,696
Crude oil	30,580,301		32,971,427
Materials and products in stock	6,193,147		6,171,040
Gas and condensate products	201,549		298,029
Materials in transit	1,713		393,964
Total	Ps.	125,190,670	Ps.	126,018,397